Intangible Assets, Net (Intangible Assets by Major Class) (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)	Jun. 30, 2016 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Gross carrying value			¥ 35,037,000		¥ 38,045,000
Accumulated Amortization			(15,580,000)		(18,180,000)
Net Carrying Value	$ 2,989		19,457,000		19,865,000
Amortization expenses	$ 392	¥ 2,604,000	3,198,000	¥ 3,450,000
Losses from disposal of intangible assets		¥ 0	0	¥ 0
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value			16,713,000		19,167,000
Accumulated Amortization			(13,816,000)		(16,354,000)
Net Carrying Value			2,897,000		2,813,000
Acquired Internet Content Provider License [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value			568,000		568,000
Accumulated Amortization			(568,000)		(568,000)
Net Carrying Value			0		0
Acquired technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value					554,000
Accumulated Amortization					(37,000)
Net Carrying Value					517,000
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value			256,000		256,000
Accumulated Amortization			(196,000)		(221,000)
Net Carrying Value			60,000		35,000
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value			1,000,000		1,000,000
Accumulated Amortization			(1,000,000)		(1,000,000)
Net Carrying Value			0		0
Brand name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value			16,500,000		16,500,000
Accumulated Amortization			0		0
Net Carrying Value			¥ 16,500,000		¥ 16,500,000